THE NEW YORK STATE OPPORTUNITY FUND

                               SEMI-ANNUAL REPORT
                               September 30, 1997
                                   (Unaudited)

Investment Adviser                              Administrator
Pinnacle Advisors LLC                           COUNTRYWIDE FUND SERVICES, INC.
4605 E. Genesee Street                          312 Walnut Street
DeWitt, New York 13214                          P.O. Box 5354
1.315.251.1101                                  Cincinnati, Ohio 45201-5354
                                                1.800.443.4249

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
NEW YORK EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997
(Unaudited)
ASSETS
     Investments in securities, at value (cost $582,501)                        $      615,391
     Cash                                                                               11,335
     Receivable for capital shares sold                                                  1,910
     Dividends receivable                                                                1,243
     Receivable from Advisor (Note 3)                                                   17,527
     Organization expenses, net (Note 1)                                                44,840
     Other assets                                                                       14,185
                                                                                --------------
          TOTAL ASSETS                                                                 706,431
                                                                                --------------
LIABILITIES
     Payable for securities purchased                                                   15,506
     Payable to Administrator (Note 3)                                                   4,000
     Other accrued expenses                                                              1,681
                                                                                --------------
          TOTAL LIABILITIES                                                             21,187
                                                                                --------------
NET ASSETS                                                                      $      685,244
                                                                                ==============
Net assets consist of:
Paid-in capital                                                                 $      652,107
Accumulated undistibuted net investment income                                             247
Net unrealized appreciation on investments                                              32,890
                                                                                --------------
Net assets                                                                      $      685,244
                                                                                ==============
Shares of beneficial interest outstanding (unlimited number of shares
     authorized, no par value)                                                          64,253
                                                                                ==============
Net asset value and redemption price per share (Note 1)                         $        10.66
                                                                                ==============
Maximum offering price per share                                                $        11.19
                                                                                ==============

See accompanying notes to the financial statements.

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
NEW YORK EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 1997
(Unaudited)

INVESTMENT INCOME
    Dividends                                                                   $    3,706
                                                                                ----------
          TOTAL INVESTMENT INCOME                                                    3,706
                                                                                ----------

EXPENSES
    Accounting fees (Note 3)                                                         6,000
    Insurance expense                                                                5,348
    Amortization of organization expenses (Note 1)                                   4,981
    Postage and supplies                                                             3,539
    Administrative fees (Note 3)                                                     3,000
    Shareholder service and transfer agent fees (Note 3)                             3,000
    Registration fees                                                                2,552
    Trustees' fees and expenses                                                      2,250
    Printing of shareholder reports                                                  2,208
    Investment advisory fees (Note 3)                                                1,896
    Custodian fees                                                                   1,000
    Distribution expense                                                               851
    Pricing costs                                                                      278
                                                                                ----------
          TOTAL EXPENSES                                                            36,903
    Fees waived by the Advisor (Note 3)                                            (33,444)
                                                                                ----------
          NET EXPENSES                                                               3,459
                                                                                ----------
NET INVESTMENT INCOME                                                                  247
                                                                                ----------
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                              32,890
                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $   33,137
                                                                                ==========

See accompanying notes to the financial statements.

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
NEW YORK EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended September 30, 1997
(Unaudited)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
         Net investment income                                                  $         247
         Net increase in unrealized appreciation on investments                        32,890
                                                                                -------------
Net increase in net assets from operations                                             33,137
                                                                                -------------
FROM CAPITAL SHARE TRANSACTIONS (a):
         Proceeds from shares sold                                                    565,764
         Payments for shares redeemed                                                 (13,657)
                                                                                -------------
Net increase in net assets from capital share transactions                            552,107
                                                                                -------------
TOTAL INCREASE IN NET ASSETS                                                          585,244

NET ASSETS:
         Beginning of period                                                          100,000
                                                                                -------------
         End of period                                                          $     685,244
                                                                                =============
 (a)     Summary of capital share activity follows:
         Shares sold                                                                   55,549
         Shares redeemed                                                               (1,296)
                                                                                -------------
         Net increase in shares outstanding                                            54,253
         Shares outstanding, beginning of period                                       10,000
                                                                                -------------
         Shares outstanding, end of period                                             64,253
                                                                                =============

See accompanying notes to the financial statements.

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
NEW YORK EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

Period Ended September 30, 1997 (a)
(Unaudited)

Net asset value at beginning of period                                          $      10.00
                                                                                ============
Income from investment operations:
     Net investment income                                                              0.00
     Net unrealized gains on investments                                                0.66
                                                                                ------------
Total from investment operations                                                        0.66
                                                                                ------------
Net asset value at end of period                                                $      10.66
                                                                                ============
Total return                                                                            6.60%
                                                                                ============
Net assets at end of period                                                     $    685,244
                                                                                ============
Ratio of expenses to average net assets (b)                                             1.81%(c)
Ratio of net investment income to average net assets                                    0.13%(c)
Portfolio turnover rate                                                                 0.00%
Average commission rate per share                                               $     0.3075


(a)Represents the period from the initial public offering of shares (May 12, 1997) through September 30, 1997.

(b)Ratio of expenses to average net assets assuming no waiver of fees or reimbursement of expenses by the Advisor was 19.47%(c) (Note 3).

(c)Annualized.

See accompanying notes to the financial statements.

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
NEW YORK EQUITY FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997 (Unaudited)

                                                                                Market
    Shares                                                                      Value
               COMMON STOCKS - 86.6%
               Basic Materials - 1.1%
       310          Albany International Corporation                            $     7,789
                                                                                -----------
               Conglomerates - 4.3%
       435          General Electric Company                                         29,607
                                                                                -----------
               Consumer, Cyclical - 15.3%
       500          Chrysler Corporation                                             18,406
       475          Eastman Kodak Company                                            30,845
       450          Oneida Limited                                                   15,975
       220          J.C. Penney Company, Inc.                                        12,815
       540          Tommy Hilfiger Corporation (a)                                   26,967
                                                                                -----------
                                                                                    105,008
                                                                                -----------
               Consumer, Non-Cyclical - 19.8%
       300          Bristol-Myers Squibb Company                                     24,825
       400          Colgate-Palmolive Company                                        27,875
       670          PepsiCo, Inc.                                                    27,177
       425          Pfizer Inc.                                                      25,526
       730          Philip Morris Companies, Inc.                                    30,341
                                                                                -----------
                                                                                    135,744
                                                                                -----------
               Energy - 7.5%
       380          Amerada Hess Corporation                                         23,441
       450          Texaco Inc.                                                      27,647
                                                                                -----------
                                                                                     51,088
                                                                                -----------
               Financial Services - 16.4%
       525          The Bank of New York Company, Inc.                               25,200
       200          Citicorp                                                         26,787
       500          Community Bank System, Inc.                                      14,500
       380          ONBANcorp, Inc.                                                  21,755
       350          Travelers Group, Inc.                                            23,888
                                                                                -----------
                                                                                    112,130
                                                                                -----------
               Industrial - 4.0%
       790          Paychex, Inc.                                                    27,551
                                                                                -----------
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NEW YORK EQUITY FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997 (Unaudited)

                                                                                Market
    Shares                                                                      Value
               Technology - 16.2%
       365          Computer Associates International, Inc.                     $    26,212
       590          Corning Inc.                                                     27,878
       300          International Business Machines Corporation                      31,781
       300          Xerox Corporation                                                25,256
                                                                                -----------
                                                                                    111,127
                                                                                -----------
               Utilities - 2.0%
       400          Consolidated Edison Company of New York                          13,600
                                                                                -----------
               Total Common Stocks (Cost $560,754)                              $   593,644
                                                                                -----------
               Money Market Fund - 3.2%
    21,747          The Milestone Funds Treasury Obligations
                    Portfolio - Investor Shares (cost $21,747)                  $    21,747
                                                                                -----------
               Total Investments in Securities (cost $582,501) - 89.8%          $   615,391
                                                                                -----------
               Other Assets in Excess of Liabilities - 10.2%                         69,853
                                                                                -----------
               Net Assets - 100.0%                                              $   685,244
                                                                                ===========


(a) Non-income producing security.

See accompanying notes to the financial statements.

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                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The New York Equity Fund (the Fund) is a non-diversified series of shares of The New York State Opportunity Funds (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the 1940 Act), was organized as a Massachusetts business trust on November 20, 1996. The Fund began the public offering of shares on May 12, 1997. The Fund seeks to provide long-term capital growth by investing primarily in common stocks and other equity securities of companies headquartered or having a significant presence in the state of New York.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value ( or 4.75% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income and distributions -- Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.

Accounting estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.



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                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $582,501 as of September 30, 1997:

 Gross unrealized appreciation....................................$ 46,184
 Gross unrealized depreciation.................................... (13,294)
                                                                  --------
 Net unrealized appreciation......................................$ 32,890
                                                                  ========

2.  INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $560,754 and $0, respectively, for the period ended September 30, 1997.


3.  TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT
The Fund's investments are managed by Pinnacle Advisors LLC (the Advisor) under the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; .95% of such assets from $100 million to $200 million; and .85% of such assets in excess of $200 million.

The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.98% of average daily net assets. In accordance with the above limitation, the Advisor voluntarily waived its entire investment advisory fees of $1,896 for the period ended September 30, 1997 and reimbursed the Fund for $31,548 of other operating expenses.

Certain trustees and officers of the Trust are also officers of the Advisor.

ADMINISTRATION AGREEMENT
Under the terms of the Administration Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, CFS receives a fee based on the Fund's average daily net assets.

                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS receives for its services a monthly fee based on the number of shareholder accounts in the Fund. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee from the Fund.

DISTRIBUTION PLAN
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the Plan), under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. For the period ended September 30, 1997, the Fund incurred $851 of such expenses under the Plan.

Certain officers of the Trust are also officers of CFS.





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